Other financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Other current financial assets	€ 1,504	€ 4,308
Other non-current financial assets	1,967	1,885
Financing receivables held for operating and non operating purpose
Other financial assets
Other current financial assets	1,504	4,308
Other non-current financial assets	1,911	1,832
Financing receivables held for operating purposes
Other financial assets
Other current financial assets	19	56
Other non-current financial assets	1,911	1,832
Long-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	11	17
Other non-current financial assets	1,911	1,832
Short-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	8	39
Financing receivables held for non operating purpose
Other financial assets
Other current financial assets	1,485	4,252
Securities held for operating purposes
Other financial assets
Other non-current financial assets	€ 56	€ 53